Financial Instruments and Risk Management - Interest Rate Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2022	Dec. 06, 2021	Sep. 30, 2021	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Nov. 30, 2018	Jun. 30, 2018
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, impact on unrealized loss	$ 1,000,000.0
Maximum | Interest rate swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, impact on unrealized loss	1,000,000.0
Borrowings	0	$ 0
Fair value gain/(loss)	(1,200,000)	(23,300,000)
Contract amount of U.S. dollars	539,500,000	562,600,000
Interest rate swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, impact on interest expense	6,600,000
Gains on change in fair value of derivatives	500,000	0
Losses on change in fair value of derivatives	7,400,000
Reasonably possible change in risk variable, unhedged items, impact on interest expense	$ 4,600,000
Reasonably possible change in risk variable, percentage	1.00%
Fair value gain/(loss)	$ 6,900,000	16,500,000
Reasonable possible change in risk variable, decrease in unrealized loss, percentage	0.25%
Reasonable possible change in risk variable, unrealized loss, percentage	0.25%
Foreign currency forwards and swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percentage	1.00%
New credit facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 660,400,000
Contract amount of U.S. dollars							$ 800,000,000.0
Credit Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	660,400,000	470,400,000
Incremental Term Loan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	0	175,000,000.0							$ 250,000,000.0
Hedged item, subject to cancellation	75,000,000.0
Unhedged borrowings	265,000,000.0	75,000,000.0
Contract amount of U.S. dollars	0	100,000,000.0
Incremental Term Loan | Initial Swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged item, subject to cancellation					$ 75,000,000.0
Incremental Term Loan | Interest rate swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract amount of U.S. dollars	50,000,000.0
Term Loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	660,400,000	470,400,000				$ 592,300,000		$ 598,300,000
Unhedged borrowings	460,400,000	195,400,000
Contract amount of U.S. dollars	200,000,000.0	275,000,000.0
Term Loans | Interest rate swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged item, liabilities	$ 200,000,000.0
Percentage of debt hedged	30.00%
Contract amount of U.S. dollars	$ 200,000,000.0
Initial Term Loan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	295,400,000	295,400,000								$ 350,000,000.0
Unhedged borrowings	195,400,000	120,400,000
Contract amount of U.S. dollars	100,000,000.0	175,000,000.0					$ 350,000,000.0
Initial Term Loan | Interest rate swaps | Initial Swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged item, liabilities	100,000,000.0
Initial Term Loan | Interest rate swaps | Initial Swaps | Interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged item, liabilities			$ 100,000,000.0
Initial Term Loan | Interest rate swaps | First Extended Initial Swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged item, liabilities	100,000,000.0
First Incremental Term Loan | Interest rate swaps | Incremental Swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged item, liabilities	100,000,000.0
Second Incremental Term Loan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	365,000,000.0	0		$ 365,000,000.0
Contract amount of U.S. dollars	100,000,000.0	0
Second Incremental Term Loan | Interest rate swaps | Incremental Swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged item, liabilities	100,000,000.0
Second Incremental Term Loan | Interest rate swaps | Incremental Swaps | Interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged item, liabilities			100,000,000.0
Hedged item, subject to cancellation			50,000,000.0
Second Incremental Term Loan | Interest rate swaps | Additional Incremental Swaps | Interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged item, liabilities			$ 130,000,000.0
Revolving Credit Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unhedged borrowings	$ 0	$ 0